Schedule of Segment Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues, net	$ 25,715	$ 21,121
Voyage related costs and commissions	(3,315)	(3,273)
Vessel operating expenses	(6,116)	(5,790)
General and administrative expenses	(1,546)	(2,002)
Interest and finance costs	(3,073)	(2,808)
Net income attributable to Pyxis Tankers Inc.	8,842	11,870
Net income	8,895	11,870
Cash and cash equivalents & restricted cash	27,561		$ 36,339
Inventories	2,111		957
Trade accounts receivable	5,216		4,964
Short-term investment in time deposits	17,000		20,000
Prepayments and other current assets	1,359		226
Total assets	198,587		166,313
Related Party [Member]
Segment Reporting Information [Line Items]
Vessel operating expenses	(1,782)	$ (1,495)
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	25,715
Voyage related costs and commissions	(3,315)
Vessel operating expenses	(6,116)
General and administrative expenses	(153)
Management fees	(742)
Depreciation and amortization of special survey costs	(3,289)
Interest and finance costs	(3,067)
Net income attributable to Pyxis Tankers Inc.	9,033
General and administrative expenses	(1,393)
Interest and finance costs	(6)
Interest income	1,261
Net income	8,895
Cash and cash equivalents & restricted cash	4,774		5,278
Inventories	2,111		957
Trade accounts receivable	5,216		4,964
Prepayments and other assets	1,098		202
Vessels, net	143,833		99,273
Prepayments for vessel acquisition			2,663
Special survey cost, net	1,432		1,622
Segment assets	158,464		115,153
Cash and cash equivalents	22,787		31,061
Short-term investment in time deposits	17,000		20,000
Prepayments and other current assets	336		99
Total assets	198,587		166,313
Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties			194
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	19,824
Voyage related costs and commissions	(2,492)
Vessel operating expenses	(3,936)
General and administrative expenses	(28)
Management fees	(452)
Depreciation and amortization of special survey costs	(2,099)
Interest and finance costs	(1,863)
Net income attributable to Pyxis Tankers Inc.	8,954
Cash and cash equivalents & restricted cash	3,005		4,237
Inventories	847		904
Trade accounts receivable	3,742		4,704
Prepayments and other assets	296		180
Vessels, net	69,299		71,179
Prepayments for vessel acquisition
Special survey cost, net	1,432		1,622
Segment assets	78,621		82,826
Tanker Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	5,891
Voyage related costs and commissions	(823)
Vessel operating expenses	(2,180)
General and administrative expenses	(125)
Management fees	(290)
Depreciation and amortization of special survey costs	(1,190)
Interest and finance costs	(1,204)
Net income attributable to Pyxis Tankers Inc.	79
Cash and cash equivalents & restricted cash	1,769		1,041
Inventories	1,264		53
Trade accounts receivable	1,474		260
Prepayments and other assets	802		24
Vessels, net	74,534		28,094
Prepayments for vessel acquisition			2,663
Special survey cost, net
Segment assets	79,843		32,329
Dry Bulk Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties			$ 194